UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number:                           811-3363

Exact name of registrant as specified in charter:             Delaware Group Limited-Term Government Funds

Address of principal executive offices:                       2005 Market Street
                                                              Philadelphia, PA 19103

Name and address of agent for service:                        David F. Connor, Esq.
                                                              2005 Market Street
                                                              Philadelphia, PA 19103

Registrant's telephone number, including area code:           (800) 523-1918

Date of fiscal year end:                                      December 31

Date of reporting period:                                     December 31, 2005

Item 1. Reports to Stockholders


                                      [LOGO] Delaware
                                             Investments(R)
                                             -----------------------------------
                                             A member of Lincoln Financial Group
FIXED INCOME
--------------------------------------------------------------------------------












Annual Report DECEMBER 31, 2005
--------------------------------------------------------------------------------
                      DELAWARE LIMITED-TERM GOVERNMENT FUND















[LOGO]POWERED BY RESEARCH(R)

Table
       OF CONTENTS
--------------------------------------------------
PORTFOLIO MANAGEMENT REVIEW                      1
--------------------------------------------------
PERFORMANCE SUMMARY                              4
--------------------------------------------------
DISCLOSURE OF FUND EXPENSES                      6
--------------------------------------------------
SECTOR ALLOCATION                                7
--------------------------------------------------
FINANCIAL STATEMENTS:
    Statement of Net Assets                      8
    Statement of Operations                     13
    Statements of Changes in Net Assets         14
    Financial Highlights                        15
    Notes to Financial Statements               20
--------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
    PUBLIC ACCOUNTING FIRM                      23
--------------------------------------------------
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS        24
--------------------------------------------------
ABOUT THE ORGANIZATION                          26
--------------------------------------------------










Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware
Management Company, a series of Delaware Management Business
Trust, which is a registered investment advisor.


(C)2006 Delaware Distributors, L.P.

                        --------------------------------------------------------
                                           Delaware Limited-Term Government Fund
Portfolio                                  January 10, 2006
--------------------------------------------------------------------------------
       MANAGEMENT REVIEW


Fund Managers

Paul Grillo
Senior Portfolio Manager

Stephen R. Cianci
Senior Portfolio Manager

Q: Describe the general economic and market environment in which you managed the Fund during the one-year period ended December 31, 2005.

A: During the year, Federal Reserve monetary policy remained unchanged, with eight `measured' increases lifting the federal funds rate from 2.25% as the period began to 4.25% by its close. The influence on the two-year Treasury note was undeniable, as its yield rose 1.3 percentage points to end 2005 at 4.36%. In times past, the Fed's actions might also have been followed by rising long-term rates. With the current cycle, however, long-term rates have not followed suit. The absence of appreciable inflationary pressures has contributed to modest changes in long-term yields, and the bellwether 30-year Treasury bond actually moved lower by 0.31% to end the year at the mid-four percent mark (source:
Bloomberg L.P.).

Economic expansion continued, with U.S. gross domestic product growth for 2005 likely to be approximately three and one half percent when the final quarter's data is finally sorted out (source: Bloomberg L.P.).

Substantial headwinds included effects from the hurricanes that wrought havoc on the Gulf Coast. In their wake, petroleum prices surged as several U.S. refineries went off-line. While prices eased somewhat later in autumn, per barrel prices were nonetheless higher for the year, having begun at $43 and ended at $61 (source: Energy Information Administration). Precipitous rises in such cornerstone commodities are generally deemed an unfavorable economic harbinger for times to come. But all things considered, investors and consumers accommodated the price hike reasonably well, and economic expansion was not derailed.

Also noteworthy was an appreciating U.S dollar. The about-face from 2004 likely surprised some investors, as much has been made of the nation's widening current account deficit. Lastly, fixed income investors closely watched the yield curve near year-end. The yield curve, which is a graph of interest rates along the spectrum of possible maturities, "inverted" during the waning days of 2005. This is an infrequent condition, in which short rates exceed their longer-term counterparts. It last occurred more than five years ago and is associated by many investors as a potential forecast of recession, although its ongoing usefulness as a strong economic indicator has been hotly debated of late (source: Bloomberg L.P.).

Q: How did Delaware Limited-Term Government Fund perform during its fiscal year, which ended December 31, 2005?

A: Class A shares of Delaware Limited-Term Government Fund returned +1.76% at net asset value and -1.04% at their maximum offer price (both figures reflect all distributions reinvested). For complete, annualized performance of Delaware Limited-Term Government Fund, please see the performance table on page 4.

Comparisons for the same period show the benchmark Merrill Lynch 1-3 Year Treasury Index gained +1.67%, while peer investments, as measured by the Lipper Short-Intermediate U.S. Government Funds Average, rose +1.01% (source: Lipper Inc.).

Q: Describe the actions you took that affected Fund performance during the fiscal-year period.

A: Performance for Delaware Limited-Term Government Fund was driven by our defensive portfolio positioning with regard to interest rates in the short end of the yield curve - namely underweighting the two-year maturity segment of the market. We also maintained a slight barbell portfolio structure, which means heavier weightings at each end of the maturity spectrum than in the middle.

The Fund, which is managed for income, was able to garner a bit of total return versus its benchmark index with investments in non-Treasury markets - chiefly from asset-backed and mortgage-backed securities.

To limit downside risk in the Fund, we continued to pare back our small allocation to investment grade corporate bonds throughout the year. Delaware Investments credit research helped us arrive at the opinion that prospects for high quality corporate bonds were weakening.

Q: What circumstances adversely influenced Fund return relative to the performance benchmark?

A: Inflation-indexed securities played both positive and negative roles in determining Fund return over the course of the year. During quarters one and three especially, inflation-protected securities acted as a drag on the Fund's performance relative to the benchmark index.

Q: What was your approach to Fund's duration during the year?

A: Duration speaks directly to a fixed income fund's potential volatility, brought on by interest rate movements. To understand duration, it is important to know that interest rates and the value of fixed income securities move oppositely to one another. For example, when rates go up, bond prices move lower. Duration, which is often quoted in "years," is a tool that quantifies this inverse relationship. Fund volatility becomes amplified as duration increases, while a decrease in duration is typically accompanied by reduced volatility. Within Delaware Limited-Term Government Fund, we remained generally neutral with regard to our interest rate posture. We have positioned the Fund's duration at roughly two and a half years at fiscal year end - the midpoint of our two- to three-year target band.

Q: With a new year under way, what long-term thoughts might you have for shareholders and fixed income investors in general?

A: Most fixed income investors will continue to monitor the Fed this year under its new chairman, Ben Bernanke. Many market watchers at the close of 2005 were less-than-positive about the outlook for fixed income in general in 2006, but we remind investors that no one can accurately predict the path of interest rates or bond returns. We will continue to manage the Fund with an eye toward generating income for conservative investors, and remind our shareholders that their fixed income investment vehicles serve as key holdings in a well-balanced asset allocation, providing balance for equity investments. We also remind investors that asset allocation holds a key to managing return and risk over time, and that income investments continue to play an important role in that task.

                      This page intentionally left blank.

Performance Summary
        DELAWARE LIMITED-TERM GOVERNMENT FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. A rise/fall in interest rates can have a significant impact on bond prices and the net asset value (NAV) of the Fund. Funds that invest in bonds can lose their value as interest rates can rise and an investor can lose principal. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Limited-Term Government Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money.


Fund Performance
Average Annual Total Returns
Through December 31, 2005               Lifetime      10 Years     Five Years   One Year
----------------------------------------------------------------------------------------
Class A (Est. 11/24/85)
Excluding Sales Charge                  +5.81%        +4.71%       +4.25%       +1.76%
Including Sales Charge                  +5.66%        +4.41%       +3.66%       -1.04%
----------------------------------------------------------------------------------------
Class B (Est. 5/2/94)
Excluding Sales Charge                  +4.40%        +4.26%       +3.36%       +0.90%
Including Sales Charge                  +4.40%        +4.26%       +3.36%       -1.05%
----------------------------------------------------------------------------------------
Class C (Est. 11/28/95)
Excluding Sales Charge                  +3.89%        +3.82%       +3.36%       +0.90%
Including Sales Charge                  +3.89%        +3.82%       +3.36%       -0.08%
----------------------------------------------------------------------------------------


Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 2.75% and have an annual distribution and service fee of up to 0.30%. The distributor has contracted to limit this amount to 0.15% through April 30, 2006.

Class B shares are sold with a contingent deferred sales charge that declines from 2% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. They are also subject to an annual distribution and service fee of 1%. Lifetime and 10-year performance figures reflect conversion to Class A shares after five years.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

The average annual total returns for the lifetime and one-year periods ended December 31, 2005 for Delaware Limited-Term Government Fund's Class R shares were +1.24% and +1.34%, respectively. Class R shares were first made available on June 2, 2003, and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60%. The distributor has contracted to limit this amount to 0.50% through April 30, 2006.

The average annual total returns for the lifetime (since 11/24/85), 10-year, five-year, and one-year periods ended December 31, 2005 for Delaware Limited-Term Government Fund's Institutional Class were +5.95%, +4.87%, +4.41%, and +1.91%, respectively. The Institutional Class shares were first made available on June 1, 1992 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts. Institutional Class performance prior to June 1, 1992 is based on Class A performance and was adjusted to eliminate the sales charges, but not the asset-based distribution charge of Class A shares.

An expense limitation was in effect for all classes of Delaware Limited-Term Government Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Nasdaq Institutional Class symbol:     DTINX
Nasdaq Class R symbol:                 DLTRX

Fund Basics
As of December 31, 2005

--------------------------------------------------------------------------------
FUND OBJECTIVE:
The Fund seeks to provide a high stable level of income, while attempting to minimize fluctuations in principal and provide maximum liquidity.
--------------------------------------------------------------------------------
TOTAL FUND NET ASSETS:
$270 million
--------------------------------------------------------------------------------
NUMBER OF HOLDINGS:
407
--------------------------------------------------------------------------------
FUND START DATE:
November 24, 1985
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
YOUR FUND MANAGERS:
Paul Grillo, Senior Vice President/Senior Portfolio Manager, holds a BA in business management from North Carolina State University and an MBA in finance from Pace Univeristy. Prior to joining Delaware Investments in 1993, he served as mortgage strategist and trader at Dreyfus Corporation. He also served as mortgage strategist and portfolio manager at Chemical Investment Group and as financial analyst at Chemical Bank. Mr. Grillo is also a CFA charterholder.

Stephen R. Cianci, Senior Vice President/Senior Portfolio Manager, holds a BS and an MBA in finance from Widener Univeristy. He joined Delaware Investments in 1992 as an investment grade quantitative research analyst. In addition to his quantitative research responsibilities, Mr. Cianci also served as a mortgage-backed and asset-backed securities analyst. He also serves as an adjunct professor of finance at Widener University and is a CFA charterholder.
--------------------------------------------------------------------------------
NASDAQ SYMBOLS:
Class A DTRIX
Class B DTIBX
Class C DTICX
--------------------------------------------------------------------------------


Performance of a $10,000 Investment
December 31, 1995 through December 31, 2005


[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]


              Delaware Limited-Term        Merrill Lynch 1 - 3 Year
            Government Fund -- Class A        Treasury Bond Index
                     Shares

Dec.'95             $9,725                        $10,000
Dec.'96            $10,084                        $10,508
Dec.'97            $10,611                        $11,207
Dec.'98            $11,403                        $11,988
Dec.'99            $11,525                        $12,344
Dec.'00            $12,515                        $13,352
Dec.'01            $13,536                        $14,491
Dec.'02            $14,494                        $15,362
Dec.'03            $14,797                        $15,671
Dec.'04            $15,136                        $15,839
Dec.'05            $15,403                        $16,113


Chart assumes $10,000 invested on December 31, 1995 and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. Performance of other Fund classes will vary due to different charges and expenses. Returns plotted on the chart were as of the last day of each month shown. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged composite that generally tracks the market for U.S. Treasury securities with maturities of one to three years. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

An expense limitation was in effect for the period shown. Performance would have been lower had the expense limitation not been in effect.

The performance graph does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

                        --------------------------------------------------------
Disclosure                      For the Period July 1, 2005 to December 31, 2005
--------------------------------------------------------------------------------
       OF FUND EXPENSES


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2005 to December 31, 2005.

Actual Expenses
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.


Delaware Limited-Term Government Fund
Expense Analysis of an Investment of $1,000

                                                          Expenses
                      Beginning     Ending               Paid During
                       Account     Account   Annualized    Period*
                        Value       Value     Expense    7/1/05 to
                       7/1/05      12/31/05    Ratio      12/31/05
----------------------------------------------------------------------
Actual Fund Return
Class A               $1,000.00   $1,002.90    0.82%     $4.14
Class B                1,000.00      998.70    1.67%      8.41
Class C                1,000.00      998.70    1.67%      8.41
Class R                1,000.00    1,001.10    1.19%      6.00
Institutional Class    1,000.00    1,003.70    0.67%      3.38
----------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A               $1,000.00   $1,021.07    0.82%     $4.18
Class B                1,000.00    1,016.79    1.67%      8.49
Class C                1,000.00    1,016.79    1.67%      8.49
Class R                1,000.00    1,019.21    1.19%      6.06
Institutional Class    1,000.00    1,021.83    0.67%      3.41
----------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                        --------------------------------------------------------

Sector Allocation                                        As of December 31, 2005
--------------------------------------------------------------------------------
       DELAWARE LIMITED-TERM GOVERNMENT FUND


Sector designations may be different than the sector designations presented in other Fund materials.

                                                  Percentage
Sector                                          of Net Assets
--------------------------------------------------------------
Agency Asset-Backed Securities                     2.87%
--------------------------------------------------------------
Agency Collateralized Mortgage Obligations        20.29%
--------------------------------------------------------------
Agency Mortgage-Backed Securities                 33.73%
--------------------------------------------------------------
Agency Obligations                                 3.99%
--------------------------------------------------------------
Commercial Mortgage-Backed Securities              2.22%
--------------------------------------------------------------
Corporate Bonds                                    1.12%
--------------------------------------------------------------
Brokerage                                          0.56%

Consumer Non-Cyclical                              0.15%

Electric                                           0.41%
--------------------------------------------------------------
Municipal Bonds                                    0.38%
--------------------------------------------------------------
Non-Agency Asset-Backed Securities                 7.73%
--------------------------------------------------------------
Non-Agency Collateralized Mortgage Obligations     9.53%
--------------------------------------------------------------
U.S. Treasury Obligations                         16.73%
--------------------------------------------------------------
Repurchase Agreements                              2.89%
--------------------------------------------------------------
Total Market Value of Securities                 101.48%
--------------------------------------------------------------
Liabilities Net of Receivables and Other Assets   (1.48%)
--------------------------------------------------------------
Total Net Assets                                 100.00%
--------------------------------------------------------------

                        --------------------------------------------------------
                                           Delaware Limited-Term Government Fund
Statement                                  December 31, 2005
--------------------------------------------------------------------------------
       OF NET ASSETS


                                              Principal        Market
                                               Amount          Value
-------------------------------------------------------------------------
Agency Asset-Backed Securities - 2.87%
-------------------------------------------------------------------------
o  Fannie Mae Grantor Trust
     Series 2004-T4 A3 4.42% 8/25/24         $2,135,000     $ 2,125,872
o  SLMA Student Loan Trust
     Series 2004-1 A1 4.24% 1/26/15           3,670,108       3,671,485
     Series 2004-5 A2 4.23% 4/25/14           1,793,803       1,794,634
     Series 2004-6 A2 4.24% 1/25/13             146,336         146,420
                                                              ---------
Total Agency Asset-Backed Securities
  (cost $7,746,164)                                           7,738,411
                                                              ---------
-------------------------------------------------------------------------
Agency Collateralized Mortgage Obligations - 20.29%
-------------------------------------------------------------------------
o  E.F. Hutton Trust III Series 1 Class A
       5.269% 10/25/17                          190,733         190,809
Fannie Mae
     Series 1993-18 PK 6.50% 2/25/08          1,102,351       1,112,558
     Series 1993-71 PL 6.50% 5/25/08            425,969         428,510
     Series 1996-46 ZA 7.50% 11/25/26           606,241         644,126
     Series 2001-50 BA 7.00% 10/25/41           642,845         664,520
     Series 2003-122 AJ 4.50% 2/25/28           464,383         454,362
Fannie Mae Grantor Trust
     Series 2001-T8 A2 9.50% 7/25/41          1,769,743       1,924,266
     Series 2001-T10 A1 7.00% 12/25/41          714,446         738,803
     Series 2002-T1 A2 7.00% 11/25/31           401,832         415,778
     Series 2003-T1 A 3.807% 11/25/12         1,174,063       1,132,847
Fannie Mae Whole Loan
     Series 2002-W1 2A 7.50% 2/25/42            424,087         442,393
     Series 2003-W3 2A3 4.16% 6/25/42           277,479         275,846
     Series 2003-W12 2A3 2.42% 6/25/43        1,036,781       1,032,599
     Series 2003-W14 1A5 4.71% 9/25/43        1,157,922       1,154,104
     Series 2003-W18 1A5 4.61% 8/25/43        2,130,000       2,109,039
     Series 2004-W3 A2 3.75% 5/25/34          1,335,000       1,319,896
     Series 2004-W9 2A1 6.50% 2/25/44           486,458         498,265
Federal Home Loan Bank System
     Series 6T-9009 1 3.84% 11/25/09          1,890,180       1,826,481
Freddie Mac
     Series 1490 CA 6.50% 4/15/08               155,498         156,423
     Series 2480 EH 6.00% 11/15/31              587,388         588,875
     Series 2550 QX 4.75% 6/15/27               700,000         696,973
     Series 2552 KB 4.25% 6/15/27             1,217,939       1,208,558
     Series 2575 PT 4.50% 6/15/24             2,783,665       2,765,894
     Series 2627 KP 2.87% 12/15/16              841,770         793,432
     Series 2662 MA 4.50% 10/15/31              815,260         800,685
     Series 2915 KP 5.00% 11/15/29              640,000         628,882
     Series 3063 PC 5.00% 2/15/29             1,035,000       1,021,728
Freddie Mac Stated Final Series 5 GC
     2.95% 12/15/09                           3,013,125       2,920,916
Freddie Mac Structured Pass
Through Securities
     Series T-42 A5 7.50% 2/25/42               151,374         158,475
     Series T-56 A3B 4.406% 8/25/39           3,257,539       3,236,122
     Series T-58 2A 6.50% 9/25/43             2,597,495       2,661,078
GNMA
     Series 2002-28 B 5.779% 7/16/24          6,000,000       6,151,255
     Series 2002-61 BA 4.648% 3/16/26         2,325,394       2,302,795
     Series 2003-43 B 4.374% 4/16/33          5,000,000       4,835,811
     Series 2003-72 C 4.86% 2/16/30           2,500,000       2,479,569
     Series 2003-78 B 5.11% 10/16/27          5,000,000       4,991,738
                                                              ---------

Total Agency Collateralized Mortgage
     Obligations (cost $55,438,396)                          54,764,411
                                                             ----------
-------------------------------------------------------------------------
Agency Mortgage-Backed Securities - 33.73%
-------------------------------------------------------------------------
Fannie Mae
     4.50% 3/1/14                            $2,440,876    $  2,400,449
     5.50% 5/15/09 to 1/1/13                  2,412,193       2,433,807
     6.00% 9/1/12                             2,051,709       2,094,025
     6.215% 6/1/08                            1,235,942       1,259,116
     6.50% 8/1/17                               504,954         518,051
     6.52% 1/1/08                               570,891         581,595
     6.765% 1/1/07                            2,481,451       2,498,511
     7.00% 11/15/16                           1,647,342       1,685,951
     7.41% 4/1/10                             4,823,806       5,241,367
     8.00% 8/15/07                              115,892         118,463
     9.00% 11/1/15                              242,399         261,261
     10.00% 10/1/30                             176,558         197,469
     10.50% 6/1/30                               91,233          102,951
     16.00% 11/15/12                            296,381         370,604
o  Fannie Mae ARM
     3.025% 6/1/34                            1,136,144       1,117,885
     3.779% 8/1/34                            1,137,562       1,132,237
     4.406% 12/1/33                           1,662,679       1,695,136
     4.943% 11/1/33                           3,504,255       3,421,099
     5.07% 8/1/35                               876,744         861,670
Fannie Mae Balloon 7 yr
     4.00% 8/1/10                             2,071,420       2,004,099
     5.00% 8/1/11                             2,866,722       2,856,868
Fannie Mae FHAVA
     7.25% 4/1/09                                 9,986           10,236
     7.50% 3/1/25                                73,946          77,735
     8.50% 8/1/09                                11,868          12,351
     10.00% 1/1/19                               69,586          78,024
     11.00% 8/1/10 to 12/1/15                   621,299         680,760
Fannie Mae GPM 11.00% 11/1/10                    21,387          23,145
Fannie Mae Relocation 15 yr
     4.00% 9/1/20                             1,163,160       1,114,453
Fannie Mae Relocation 30 yr
     5.00% 9/1/33                               865,849         848,261
Fannie Mae S.F. 15 yr
     4.50% 11/1/19                            1,580,996       1,541,471
     5.00% 7/1/19                               673,628         666,892
     6.00% 12/1/08 to 6/1/17                  3,047,342       3,109,902
     7.50% 4/1/11                                19,094          19,923
     8.00% 10/1/09 to 10/1/16                 1,802,861       1,906,432
     8.50% 3/1/08                                22,559          22,608
Fannie Mae S.F. 15 yr TBA
     4.50% 1/1/21                               255,000         248,147
     5.00% 1/1/21                               855,000         845,916
     5.50% 1/1/21                             1,275,000       1,282,969
Fannie Mae S.F. 20 yr 6.50% 2/1/22              653,998         676,275
Fannie Mae S.F. 30 yr
     5.50% 3/1/29 to 4/1/29                   2,203,511       2,189,051
     6.00% 8/1/35                             1,336,016       1,348,959
     7.00% 8/1/32 to 9/1/32                     610,422         637,129
     7.50% 12/1/10 to 11/1/31                   374,803         390,108
     8.00% 6/1/07 to 5/1/24                     813,051         866,267
     8.50% 11/1/07 to 8/1/17                    493,200         520,706
     9.00% 8/1/22                               642,659         697,084
     9.25% 3/1/09 to 3/1/20                      80,742          87,108
     10.00% 2/1/25                            1,264,477       1,421,302
     11.00% 7/1/12 to 8/1/20                    326,835         366,671
     11.50% 11/1/16                             115,150         129,436
     12.50% 2/1/11                                3,412           3,710
     13.00% 7/1/15                               37,984          41,866

                        --------------------------------------------------------
                                           Delaware Limited-Term Government Fund
Statement
--------------------------------------------------------------------------------
       OF NET ASSETS (CONTINUED)


                                                  Principal      Market
                                                   Amount        Value
-------------------------------------------------------------------------
Agency Mortgage-Backed Securities (continued)
-------------------------------------------------------------------------
Fannie Mae S.F. 30 yr TBA
        5.00% 1/1/36                              $ 705,000    $  683,189
        6.00% 1/25/36                               810,000       817,594
        7.00% 1/1/36                                830,000       866,053
Freddie Mac
        6.00% 1/1/17                                784,743       797,004
        6.50% 6/17/14 to 3/1/16                   1,458,785     1,493,576
        9.00% 3/17/08                                 7,945         7,943
o  Freddie Mac ARM
        3.733% 4/1/34                               634,389       637,957
        3.905% 4/1/33                             1,759,994     1,795,991
Freddie Mac Balloon 5 yr
        4.00% 3/1/08 to 8/1/08                    2,551,046     2,492,054
        4.50% 1/1/10                                195,449       192,395
Freddie Mac Balloon 7 yr
        4.50% 12/1/10                             1,288,656     1,266,104
        5.00% 6/1/11 to 11/1/11                     795,271       791,544
        6.00% 4/1/09                                 70,593        70,968
Freddie Mac FHAVA
        8.00% 3/1/08                                 27,528        28,044
        8.50% 1/1/09                                 13,236        13,704
        9.50% 2/1/10                                 64,162        66,127
        11.00% 2/1/14 to 11/1/15                     24,856        26,824
Freddie Mac Relocation 15 yr
        3.50% 9/1/18 to 10/1/18                   4,870,482     4,558,467
Freddie Mac Relocation 30 yr
        5.00% 9/1/33                              2,996,394     2,941,148
        6.50% 10/1/30                                 2,990         3,064
Freddie Mac S.F. 15 yr
        4.00% 2/1/14                              4,978,727     4,770,242
        6.00% 10/1/10                                27,995        28,564
        6.50% 6/1/11                                 44,799        46,017
        7.50% 4/1/11                                100,525       104,986
        8.00% 7/1/16                                346,812       369,138
Freddie Mac S.F. 20 yr 5.50% 9/1/24               2,418,715     2,417,960
Freddie Mac S.F. 30 yr
        7.00% 11/1/33                             1,298,313     1,353,086
        8.00% 10/1/07 to 5/1/31                   1,280,560     1,335,493
        8.25% 3/1/09                                101,895       103,646
        8.50% 12/1/08 to 11/1/10                    135,248       139,192
        8.75% 5/1/10                                 75,302        78,831
        9.00% 6/1/09 to 9/1/30                      555,070       608,390
        9.50% 6/1/16                                 12,428        13,049
        9.75% 12/1/08                                16,509        17,288
        11.00% 11/1/19 to 5/1/20                     41,925        46,796
        11.50% 6/1/15 to 3/1/16                     603,273       677,469
GNMA I Buydown 30 yr 10.50% 11/15/15                 97,893       108,998
GNMA I GPM
        11.00% 7/15/10                               22,658        24,477
        11.50% 4/15/10                               16,347        17,802
        12.25% 1/15/14                               17,728        19,606
GNMA I Mobile Home 6.50% 9/15/10                     26,681        27,531
GNMA I S.F. 15 yr
        6.00% 2/15/09 to 6/15/09                    262,357       267,212
        7.50% 7/15/10 to 9/15/10                    406,685       417,846
        9.00% 11/15/06                                3,053         3,064

-------------------------------------------------------------------------
Agency Mortgage-Backed Securities (continued)
-------------------------------------------------------------------------
GNMA I S.F. 30 yr
        6.00% 4/15/33                             $ 694,430    $ 712,008
        7.00% 5/15/28                               553,839      582,396
        7.50% 12/15/23 to 12/15/31                  710,105      749,107
        8.00% 6/15/30                                30,637       32,810
        9.00% 10/15/09 to 2/15/17                   194,379      206,465
        9.50% 6/15/16 to 11/15/17                    56,415       62,017
        11.00% 12/15/09 to 5/15/20                  332,673      365,488
GNMA II GPM
        9.75% 12/20/16 to 9/20/17                    22,544       24,824
GNMA II S.F. 15 yr 7.50% 3/20/09                     18,785       19,413
GNMA II S.F. 30 yr
        9.50% 11/20/20 to 11/20/21                  256,555      283,278
        10.50% 6/20/20                                2,524        2,839
        11.00% 9/20/15 to 10/20/15                  147,854      161,978
        11.50% 12/20/17 to 10/20/18                  88,738       98,344
        12.00% 4/20/14 to 5/20/16                   306,453      343,417
        12.50% 10/20/13 to 1/20/14                  103,750      115,570
                                                              ----------
Total Agency Mortgage-Backed Securities
(cost $91,574,959)                                            91,023,898
                                                              ----------
-------------------------------------------------------------------------
Agency Obligations - 3.99%
-------------------------------------------------------------------------
Federal Home Loan Bank
        3.50% 9/15/06                               670,000      664,583
        3.625% 2/16/07                            1,500,000    1,481,759
        4.875% 11/15/06                             115,000      115,133
Freddie Mac 4.625% 12/19/08                       2,690,000    2,685,405
^Freddie Mac Principal Strip
        3.57% 10/15/08                            6,630,000    5,829,461
                                                              ----------

Total Agency Obligations
(cost $10,923,950)                                            10,776,341
                                                              ----------
-------------------------------------------------------------------------
Commercial Mortgage-Backed Securities - 2.22%
-------------------------------------------------------------------------
Bank of America Commercial Mortgage
Securities Series 2005-1 A3
        4.877% 11/10/42                             785,000      779,034
oCitigroup/Deutsche Bank Commercial
Mortgage Trust Series 2005-CD1 AJ
        5.225% 7/15/44                              300,000      299,731
General Electric Capital Commercial
Mortgage Series 2005-C2 A2
        4.706% 5/10/43                              790,000      778,752
Greenwich Capital Commercial Funding
        Series 2005-GG3 A2 4.305% 8/10/42           135,000      131,457
        Series 2005-GG5 A2 5.117% 4/10/37         1,225,000    1,227,975
LB-UBS Commercial Mortgage Trust
        Series 2005-C5 A2 4.885% 9/15/30          1,030,000    1,022,610
Merrill Lynch Mortgage Trust
        Series 2005-CIP1 A2 4.96% 7/12/38           270,000      268,458
       oSeries 2005-CIP1 B 5.101% 7/12/38           340,000      337,047
Morgan Stanley Capital I
        Series 1998-XL1 A2 6.45% 6/3/30             138,498      138,468
        Series 2005-HQ6 A2A 4.882% 8/13/42          475,000      471,494
       oSeries 2005-HQ7 A4 5.205% 11/14/42          535,000      539,459
                                                              ----------

Total Commercial Mortgage-Backed Securities
(cost $6,041,789)                                              5,994,485
                                                              ----------

                        --------------------------------------------------------
                                           Delaware Limited-Term Government Fund
Statement
--------------------------------------------------------------------------------
       OF NET ASSETS (CONTINUED)


                                                    Principal     Market
                                                     Amount       Value
-------------------------------------------------------------------------
Corporate Bonds - 1.12%
-------------------------------------------------------------------------
Brokerage - 0.56%
Merrill Lynch
       o5.49% 3/12/07                             $ 500,000   $  495,710
        6.00% 2/17/09                               500,000      515,983
o  Morgan Stanley 4.54% 11/24/06                    490,000      490,687
                                                              ----------
                                                               1,502,380
                                                              ----------

Consumer Non-Cyclical - 0.15%
        Kraft Foods 4.625% 11/1/06                  400,000      398,823
                                                              ----------
                                                                 398,823
                                                              ----------

Electric - 0.41%
        FPL Group Capital 4.086% 2/16/07            115,000      113,885
        Southern Capital Funding 5.30% 2/1/07     1,000,000      999,933
                                                              ----------
                                                               1,113,818
                                                              ----------

Total Corporate Bonds (cost $3,094,013)                        3,015,021
                                                              ----------
-------------------------------------------------------------------------
Municipal Bonds - 0.38%
-------------------------------------------------------------------------
o  Massachusetts State Special Obligation
        Revenue Loan 5.17% 6/1/22 (FSA)             950,000    1,037,429
                                                              ----------

Total Municipal Bonds (cost $1,047,522)                        1,037,429
                                                              ----------
-------------------------------------------------------------------------
Non-Agency Asset-Backed Securities - 7.73%
-------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust
        Series 2001-C A4 5.01% 7/14/08              240,002      240,013
        Series 2001-D A4 4.41% 11/12/08             360,535      360,438
Chase Funding Mortgage Loan Certificates
        Series 2003-4 1A4 3.303% 11/25/29           675,000      663,958
CIT Equipment Collateral
        Series 2005-VT1 A4 4.36% 11/20/12         2,230,000    2,206,633
Countrywide Asset-Backed Certificates
        Series 2004-S1 A2 3.872% 3/25/20            775,000      761,713
       oSeries 2005-12 2A2 4.898% 2/25/36           670,000      665,365
Equity One ABS Series 2004-1 AF3
        3.054% 4/25/34                            1,249,222    1,239,678
#Falcon Franchise Loan
        Series 1999-1 A1 144A 7.578% 6/5/09       1,569,415    1,614,441
o  GMAC Mortgage Corporation Loan Trust
        Series 2004-HE5 A2 3.685% 9/25/34         2,400,000    2,380,118
Harley-Davidson Motorcycle Trust
        Series 2003-4 A1 1.47% 4/15/08              189,754      189,020
o  Novastar Home Equity Loan
        Series 2004-4 A2B 4.719% 3/25/35          1,225,000    1,227,276
Renaissance Home Equity Loan Trust
        Series 2004-4 AF2 3.856% 2/25/35            870,000      859,359
        Series 2005-4 A2 5.399% 2/25/36             405,000      405,000
        Series 2005-4 A3 5.565% 2/25/36             255,000      255,000
o  Residential Asset Mortgage Products
        Series 2004-RS12 AII2 4.609% 12/25/34       565,000      565,613
        Series 2004-RZ2 AI3 4.30% 1/25/31           755,000      747,099
Residential Funding Mortgage Securities II
        Series 2003-HS2 AI3 3.17% 3/25/18         2,007,000    1,968,465
       oSeries 2005-HI2 A1 4.519% 5/25/35           337,901      337,947
#Sierra Receivables Funding Company 144A
        Series 2003-1A 3.09% 1/15/14                489,497      480,012
        Series 2003-2A A1 3.03% 12/15/15            389,007      377,714

-------------------------------------------------------------------------
Non-Agency Asset-Backed Securities (continued)
-------------------------------------------------------------------------
Structured Asset Securities
        Series 2005-4XS 1A2B 4.67% 3/25/35       $1,685,000 $ 1,668,477
        Series 2005-NC1 A1 3.645% 2/25/35           413,843      412,401
        Series 2005-NC1 A2 3.92% 2/25/35          1,240,000    1,224,856
                                                              ----------

Total Non-Agency Asset-Backed Securities
  (cost $20,949,377)                                          20,850,596
                                                              ----------
-------------------------------------------------------------------------
Non-Agency Collateralized Mortgage Obligations - 9.53%
-------------------------------------------------------------------------
o  American Home Mortgage Investment Trust
        Series 2004-2 4A2 3.635% 2/25/44            355,684      354,961
Bank of America Alternative Loan Trust
        Series 2004-11 1CB1 6.00% 12/25/34        1,863,954    1,884,037
        Series 2005-5 2CB1 6.00% 6/25/35            537,988      541,745
o  Bank of America Mortgage Securities
        Series 2004-E 1A1 3.516% 6/25/34            838,287      824,120
        Series 2005-F 2A3 4.731% 7/25/35          1,161,738    1,146,127
o  Bear Stearns Adjustable Rate Mortgage
        Trust Series 2005-7 1A2 4.75% 8/25/35       365,615      358,017
o  Countrywide Alternative Loan Trust
        Series 2004-J7 1A2 4.673% 8/25/34           700,165      697,640
Credit Suisse First Boston Mortgage Securities
        Series 2003-29 5A1 7.00% 12/25/33           540,399      552,220
       oSeries 2003-AR22 2A3 4.107% 9/25/33         433,967      431,773
        Series 2004-1 3A1 7.00% 2/25/34             281,326      286,439
First Horizon Alternative Mortgage Securities
        Series 2004-FA1 1A1 6.25% 10/25/34        1,158,036    1,172,069
#GSMPS Mortgage Loan Trust 144A
        Series 1998-2 A 7.75% 5/19/27               446,819      469,549
        Series 1999-3 A 8.00% 8/19/29             1,130,332    1,196,379
        Series 2005-RP1 1A4 8.50% 1/25/35         1,280,525    1,381,891
GSR Mortgage Home Loan Trust
        Series 2004-2F 9A1 6.00% 9/25/19            943,591      950,324
o  J.P. Morgan Mortgage Trust
        Series 2004-A5 4A2 4.85% 12/25/34           640,657      633,847
Lehman Mortgage Trust
        Series 2005-2 2A2 5.50% 12/25/35            932,005      936,374
#MASTR Reperforming Loan Trust
        Series 2005-1 1A5 144A 8.00% 8/25/34        822,525      872,547
#MASTR Specialized Loan Trust
        Series 2005-2 A2 144A 5.15% 7/25/35         945,888      932,173
Nomura Asset Acceptance
       oSeries 2004-AP2 A2 4.099% 7/25/34            50,285       50,138
        Series 2005-WF1 2A2 4.786% 3/25/35        1,205,000    1,190,236
Residential Asset Mortgage Products
        Series 2004-SL1 A3 7.00% 11/25/31           560,162      572,833
        Series 2004-SL4 A3 6.50% 7/25/32            559,100      571,659
o  Washington Mutual
        Series 2003-AR4 A7 3.95% 5/25/33          1,184,149    1,158,201
        Series 2004-AR4 A2 2.98% 6/25/34          1,720,000    1,696,112
        Series 2005-AR3 A1 4.65% 3/25/35          1,396,016    1,374,553
Washington Mutual Alternative
Mortgage Pass-Through Certificates
        Series 2005-1 5A2 6.00% 3/25/35             487,366      487,585
        Series 2005-1 6A2 6.50% 3/25/35             114,236      115,639
o  Wells Fargo Mortgage Backed Securities Trust
        Series 2004-DD 2A3 4.521% 1/25/35           835,000      820,835
        Series 2004-I 1A1 3.39% 7/25/34           2,065,821    2,066,222
                                                              ----------

Total Non-Agency Collateralized Mortgage
Obligations (cost $26,107,363)                                25,726,245
                                                              ----------

                        --------------------------------------------------------
                                           Delaware Limited-Term Government Fund
Statement
--------------------------------------------------------------------------------
       OF NET ASSETS (CONTINUED)

                                           Principal   Market
                                           Amount      Value
-------------------------------------------------------------------
U.S. Treasury Obligations - 16.73%
-------------------------------------------------------------------
U.S. Treasury Bond 12.00% 8/15/13 $        1,930,000 $ 2,290,368
U.S. Treasury Inflation Index Notes
0.875% 4/15/10                               431,082     409,949
1.875% 7/15/15                             1,024,050   1,007,410
82.00% 1/15/14 to 7/15/14                  5,821,340   5,790,628
3.00% 7/15/12                              6,840,850   7,235,273
4.25% 1/15/10                              3,172,879   3,440,594
U.S. Treasury Notes
1.625% 2/28/06                             7,545,000   7,519,068
3.375% 2/28/07                             1,340,000   1,324,089
3.625% 4/30/07                             2,065,000   2,044,028
4.125% 8/15/10                             2,730,000   2,703,980
4.375% 11/15/08 to 12/15/10                3,560,000   3,562,982
4.50% 11/15/15                               240,000     242,044
^U.S. Treasury Strip 4.254% 11/15/13       10,735,000  7,580,798
                                                    ------------

Total U.S. Treasury Obligations
(cost $46,299,176)                                    45,151,211
                                                    ------------
-------------------------------------------------------------------
Repurchase Agreements - 2.89%
-------------------------------------------------------------------
With BNP Paribas 3.30% 1/03/06
(dated 12/30/05, to be repurchased
at $4,918,803, collateralized by
$101,000 U.S. Treasury Bills
due 1/26/06, market value $100,700,
$69,000 U.S. Treasury Bills
due 2/23/06, market value $68,836,
$137,000 U.S. Treasury Bills
due 5/4/06, market value $134,706,
$910,000 U.S. Treasury Bills
due 6/1/06, market value $894,171,
$2,550,000 U.S. Treasury Bills
due 6/29/06, market value $2,497,526,
$905,000 U.S. Treasury Notes 2.625%
due 5/15/08, market value $873,100,
$454,000 U.S. Treasury Notes 3.125%
due 5/15/07, market value $448,266)        4,917,000   4,917,000
With UBS Warburg 3.40% 1/03/06
(dated 12/30/05, to be repurchased
at $2,871,084,collateralized by
$334,000 U.S. Treasury Notes
2.00% due 5/15/06, market value
$331,543, $2,511,000 U.S. Treasury
Notes 5.625% due 5/15/08, market
value $2,598,737)                          2,870,000   2,870,000
                                                    ------------

Total Repurchase Agreements
(cost $7,787,000)                                      7,787,000
                                                    ------------

Total Market Value of Securities - 101.48%
(cost $277,009,709)                                  273,865,048
Liabilities Net of Receivables and Other Assets -
(1.48%)                                               (3,998,482)
                                                    ------------

Net Assets Applicable to 32,644,709 Shares
Outstanding - 100.00%                               $269,866,566
                                                    ------------
-------------------------------------------------------------------

-------------------------------------------------------------------

Net Asset Value - Delaware Limited-Term Government Fund
Class A ($189,845,025 / 22,964,114 Shares)                 $8.27
                                                           -----

Net Asset Value - Delaware Limited-Term Government Fund
Class B ($19,856,629 / 2,402,288 Shares)                   $8.27
                                                           -----

Net Asset Value - Delaware Limited-Term Government Fund
Class C ($32,235,411 / 3,900,002 Shares)                   $8.27
                                                           -----

Net Asset Value - Delaware Limited-Term Government Fund
Class R ($1,859,766 / 224,890 Shares)                      $8.27
                                                           -----

Net Asset Value - Delaware Limited-Term Government Fund
Institutional Class ($26,069,735 / 3,153,415 Shares)       $8.27
                                                           -----

Components of Net Assets at December 31, 2005:
Shares of beneficial interest
(unlimited authorization - no par)                  $294,710,865
Accumulated net realized loss on investments         (21,640,651)
Net unrealized depreciation of investments            (3,203,648)
                                                    ------------

Total net assets                                    $269,866,566
                                                    ------------

^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. At December 31, 2005, the aggregate amount of Rule 144A securities equals $7,324,706, which represented 2.71% of the Fund's net assets. See
     Note 9 in "Notes to Financial Statements."

o Variable rate securities. The interest rate shown is the rate as of December 31, 2005.

~    Fully or partially pledged as collateral for financial futures contracts.


Summary of Abbreviations:
ARM   - Adjustable Rate Mortgage
FHAVA - Federal Housing Administration & Veterans Administration
FSA   - Insured by Financial Security Assurance
GMAC  - General Motors Acceptance Corporation
GNMA  - Government National Mortgage Association
GPM   - Graduated Payment Mortgage
S.F.  - Single Family
SLMA  - Student Loan Marketing Association
TBA   - To Be Announced
yr    - Year

Net Asset Value and Offering Price per Share -
        Delaware Limited-Term Government Fund
Net asset value Class A (A)                              $8.27
Sales charge (2.75% of offering price) (B)                0.23
Offering price                                           $8.50

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)  See the current prospectus for purchases of $100,000 or more.

                        --------------------------------------------------------
                                           Delaware Limited-Term Government Fund
Statement
--------------------------------------------------------------------------------
       OF NET ASSETS (CONTINUED)



Futures Contracts(1)

The following futures contracts were outstanding at December 31, 2005:

Contracts                 Notional        Notional      Expiration      Unrealized
to Sell                   Proceeds         Value           Date        Depreciation
--------                  --------        --------      ----------     ------------
(137)
      U.S. Treasury
      2 year notes      $(28,104,445)  $(28,110,688)       3/31/06      $  (6,243)
(76)
      U.S. Treasury
      10 year notes       (8,262,131)    (8,314,875)       3/31/06        (52,744)
                                                                         --------
                                                                         $(58,987)
                                                                         --------


The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.


(1)See Note 7 in "Notes to Financial Statements."

 See accompanying notes

                        --------------------------------------------------------
                                           Delaware Limited-Term Government Fund
Statement                                  Year Ended December 31, 2005
--------------------------------------------------------------------------------
       OF OPERATIONS


Investment Income:
        Interest                                                                                      $11,933,645

Expenses:
        Management fees                                                          1,441,456
        Distribution expenses -- Class A                                           592,832
        Distribution expenses -- Class B                                           241,220
        Distribution expenses -- Class C                                           406,762
        Distribution expenses -- Class R                                            11,276
        Dividend disbursing and transfer agent fees and expenses                   520,576
        Accounting and administration expenses                                     105,038
        Reports and statements to shareholders                                      96,841
        Registration fees                                                           79,831
        Legal and professional fees                                                 47,932
        Custodian fees                                                              31,582
        Insurance fees                                                              24,267
        Trustees' fees                                                              15,270
        Pricing fees                                                                11,986
        Taxes (other than taxes on income)                                           1,056
        Other                                                                       13,667              3,641,592
                                                                                 ---------
        Less expenses absorbed or waived                                                                 (436,890)
        Less waiver of distribution expenses -- Class A                                                  (296,416)
        Less waiver of distribution expenses -- Class R                                                      (784)
        Less expense paid indirectly                                                                      (28,727)
                                                                                                        ---------
        Total expenses                                                                                  2,878,775
                                                                                                        ---------
Net Investment Income                                                                                   9,054,870
                                                                                                        ---------

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
        Net realized gain (loss) on:
                Investments                                                                                25,801
                Futures contracts                                                                         177,514
                Swap agreements                                                                          (110,800)
                                                                                                        ---------
        Net realized gain                                                                                  92,515
        Net change in unrealized appreciation/depreciation of investments                              (4,822,424)
                                                                                                        ---------
Net Realized and Unrealized Loss on Investments and Foreign Currencies                                 (4,729,909)
                                                                                                        ---------
Net Increase in Net Assets Resulting from Operations                                                  $ 4,324,961
                                                                                                        ---------

See accompanying notes

                        --------------------------------------------------------
                                           Delaware Limited-Term Government Fund
Statements
--------------------------------------------------------------------------------
       OF CHANGES IN NET ASSETS


                                                                                                          Year Ended
                                                                                            12/31/05                     12/31/04

Increase (Decrease) in Net Assets from Operations:
        Net investment income                                                             $  9,054,870               $   9,074,325
        Net realized gain (loss) on investments                                                 92,515                    (321,681)
        Net change in unrealized appreciation/depreciation of investments                   (4,822,424)                 (1,875,293)
                                                                                          ------------                 -----------
Net increase in net assets resulting from operations                                         4,324,961                   6,877,351
                                                                                          ------------                 -----------
Dividends and Distributions to Shareholders from:
        Net investment income:
                Class A                                                                     (8,396,279)                 (8,983,172)
                Class B                                                                       (816,183)                   (985,589)
                Class C                                                                     (1,372,384)                 (1,847,269)
                Class R                                                                        (72,128)                    (61,707)
                Institutional Class                                                         (1,067,500)                   (875,872)
                                                                                          ------------                 -----------
                                                                                           (11,724,474)                (12,753,609)
                                                                                          ------------                 -----------
Capital Share Transactions:
        Proceeds from shares sold:
                Class A                                                                     34,387,014                  41,878,039
                Class B                                                                      3,150,546                   4,214,315
                Class C                                                                      3,011,996                   9,856,959
                Class R                                                                        547,094                     636,522
                Institutional Class                                                          9,632,155                  12,934,332

        Net asset value of shares issued upon reinvestment of dividends and distributions:
                Class A                                                                      6,548,109                   6,992,277
                Class B                                                                        618,044                     754,179
                Class C                                                                      1,009,404                   1,363,602
                Class R                                                                         72,128                      61,306
                Institutional Class                                                          1,052,442                     867,592
                                                                                          ------------                 -----------
                                                                                            60,028,932                  79,559,123
                                                                                          ------------                 -----------
        Cost of shares repurchased:
                Class A                                                                    (50,052,174)                (90,781,272)
                Class B                                                                    (10,860,982)                (14,660,215)
                Class C                                                                    (20,462,764)                (32,501,936)
                Class R                                                                       (617,750)                   (261,687)
                Institutional Class                                                         (5,727,495)                 (8,349,764)
                                                                                          ------------                 -----------
                                                                                           (87,721,165)               (146,554,874)
                                                                                          ------------                 -----------
Decrease in net assets derived from capital share transactions                             (27,692,233)                (66,995,751)
                                                                                          ------------                 -----------
Net Decrease in Net Assets                                                                 (35,091,746)                (72,872,009)

Net Assets:
        Beginning of year                                                                  304,958,312                 377,830,321
                                                                                          ------------                 -----------
        End of year (there was no undistributed net investment income at either year end) $269,866,566                $304,958,312
                                                                                          ------------                 -----------

See accompanying notes

Financial
       HIGHLIGHTS


Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                            Delaware Limited-Term Government Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Year Ended
                                                                      12/31/05     12/31/04     12/31/03    12/31/02     12/31/01
Net asset value, beginning of period                                  $8.480       $8.620       $8.770      $8.600       $8.430

Income (loss) from investment operations:
Net investment income                                                  0.278        0.244        0.222       0.349        0.423
Net realized and unrealized gain (loss) on investments                (0.132)      (0.048)      (0.039)      0.255        0.238
                                                                      ------       ------       ------      ------       ------
Total from investment operations                                       0.146        0.196        0.183       0.604        0.661
                                                                      ------       ------       ------      ------       ------

Less dividends and distributions from:
Net investment income                                                 (0.356)      (0.336)      (0.315)     (0.434)      (0.491)
Return of capital                                                         --           --       (0.018)         --           --
                                                                      ------       ------       ------      ------       ------
Total dividends and distributions                                     (0.356)      (0.336)      (0.333)     (0.434)      (0.491)
                                                                      ------       ------       ------      ------       ------

Net asset value, end of period                                        $8.270       $8.480       $8.620      $8.770       $8.600
                                                                      ======       ======       ======      ======       ======

Total return(1)                                                         1.76%        2.31%        2.12%       7.08%        8.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                             $189,845     $204,053     $249,845    $250,729     $208,152
Ratio of expenses to average net assets                                 0.82%        0.75%        0.75%       0.75%        0.89%
Ratio of expenses to average net assets prior to expense limitation
and
expenses paid indirectly                                                1.12%        1.13%        1.14%       1.05%        1.08%
Ratio of net investment income to average net assets                    3.32%        2.85%        2.57%       3.99%        4.92%
Ratio of net investment income to average net assets prior to expense
limitation and expenses paid indirectly                                 3.02%        2.47%        2.18%       3.69%        4.73%
Portfolio turnover                                                       259%         313%         483%        313%         386%
---------------------------------------------------------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividend and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
       HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                      Delaware Limited-Term Government Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Year Ended
                                                                      12/31/05     12/31/04     12/31/03    12/31/02     12/31/01
Net asset value, beginning of period                                  $8.480       $8.620       $8.770      $8.600       $8.430

Income (loss) from investment operations:
Net investment income                                                  0.207        0.170        0.152       0.274        0.348
Net realized and unrealized gain (loss) on investments                (0.132)      (0.047)      (0.044)      0.255        0.238
                                                                      ------       ------       ------      ------       ------
Total from investment operations                                       0.075        0.123        0.108       0.529        0.586
                                                                      ------       ------       ------      ------       ------

Less dividends and distributions from:
Net investment income                                                 (0.285)      (0.263)      (0.244)     (0.359)      (0.416)
Return of capital                                                         --           --       (0.014)         --           --
                                                                      ------       ------       ------      ------       ------
Total dividends and distributions                                     (0.285)      (0.263)      (0.258)     (0.359)      (0.416)
                                                                      ------       ------       ------      ------       ------

Net asset value, end of period                                        $8.270       $8.480       $8.620      $8.770       $8.600
                                                                      ======       ======       ======      ======       ======

Total return(1)                                                         0.90%        1.44%        1.25%       6.17%        7.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                              $19,857      $27,559      $37,774     $50,326      $21,743
Ratio of expenses to average net assets                                 1.67%        1.60%        1.60%       1.60%        1.74%
Ratio of expenses to average net assets prior to expense limitation
and expenses paid indirectly                                            1.82%        1.83%        1.86%       1.90%        1.93%
Ratio of net investment income to average net assets                    2.47%        2.00%        1.72%       3.14%        4.07%
Ratio of net investment income to average net assets prior to expense
limitation and expenses paid indirectly                                 2.32%        1.77%        1.46%       2.84%        3.88%
Portfolio turnover                                                       259%         313%         483%        313%         386%
---------------------------------------------------------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividend and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
       highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                      Delaware Limited-Term Government Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended
                                                                      12/31/05     12/31/04     12/31/03    12/31/02     12/31/01
Net asset value, beginning of period                                  $8.480       $8.620       $8.770      $8.600       $8.430

Income (loss) from investment operations:
Net investment income                                                  0.207        0.170        0.152       0.274        0.347
Net realized and unrealized gain (loss) on investments                (0.132)      (0.047)      (0.044)      0.255        0.238
                                                                      ------       ------       ------      ------       ------
Total from investment operations                                       0.075        0.123        0.108       0.529        0.585
                                                                      ------       ------       ------      ------       ------

Less dividends and distributions from:
Net investment income                                                 (0.285)      (0.263)      (0.244)     (0.359)      (0.415)
Return of capital                                                         --           --       (0.014)         --           --
                                                                      ------       ------       ------      ------       ------
Total dividends and distributions                                     (0.285)      (0.263)      (0.258)     (0.359)      (0.415)
                                                                      ------       ------       ------      ------       ------

Net asset value, end of period                                        $8.270       $8.480       $8.620      $8.770       $8.600
                                                                      ======       ======       ======      ======       ======

Total return(1)                                                         0.90%        1.44%        1.25%       6.16%        7.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                              $32,235      $49,709      $72,045     $71,189      $21,386
Ratio of expenses to average net assets                                 1.67%        1.60%        1.60%       1.60%        1.74%
Ratio of expenses to average net assets prior to expense limitation
and
expenses paid indirectly                                                1.82%        1.83%        1.86%       1.90%        1.93%
Ratio of net investment income to average net assets                    2.47%        2.00%        1.72%       3.14%        4.07%
Ratio of net investment income to average net assets prior to expense
limitation and expenses paid indirectly                                 2.32%        1.77%        1.46%       2.84%        3.88%
Portfolio turnover                                                       259%         313%         483%        313%         386%
---------------------------------------------------------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividend and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
       HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Delaware Limited-Term Government Fund Class R
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                6/2/03(1)
                                                                                       Year Ended                  to
                                                                                 12/31/05      12/31/04         12/31/03
Net asset value, beginning of period                                             $8.490        $8.630           $8.800

Income (loss) from investment operations:
Net investment income                                                             0.244         0.205            0.074
Net realized and unrealized loss on investments                                  (0.142)       (0.048)          (0.063)
                                                                                 ------        ------           ------
Total from investment operations                                                  0.102         0.157            0.011
                                                                                 ------        ------           ------

Less dividends and distributions from:
Net investment income                                                            (0.322)       (0.297)          (0.165)
Return of capital                                                                    --            --           (0.016)
                                                                                 ------        ------           ------
Total dividends and distributions                                                (0.322)       (0.297)          (0.181)
                                                                                 ======        ======           ======

Net asset value, end of period                                                   $8.270        $8.490           $8.630

Total return(2)                                                                    1.34%         1.73%            0.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                          $1,860        $1,905           $1,499
Ratio of expenses to average net assets                                            1.23%         1.20%            1.20%
Ratio of expenses to average net assets prior to expense limitation and
expenses paid indirectly                                                           1.42%         1.43%            1.38%
Ratio of net investment income to average net assets                               2.91%         2.40%            1.86%
Ratio of net investment income to average net assets prior to expense
limitation and expenses paid indirectly                                            2.72%         2.17%            1.68%
Portfolio turnover                                                                  259%          313%             483%
-----------------------------------------------------------------------




(1) Date of commencement of operations. Ratios have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividend and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
       HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                      Delaware Limited-Term Government Fund Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Year Ended
                                                                      12/31/05     12/31/04     12/31/03    12/31/02     12/31/01

Net asset value, beginning of period                                  $8.480       $8.620       $8.770      $8.600       $8.430

Income (loss) from investment operations:
Net investment income                                                  0.291        0.256        0.234       0.364        0.437
Net realized and unrealized gain (loss) on investments                (0.132)      (0.047)      (0.038)      0.255        0.238
                                                                      ------       ------       ------      ------       ------
Total from investment operations                                       0.159        0.209        0.196       0.619        0.675
                                                                      ------       ------       ------      ------       ------

Less dividends and distributions from:
Net investment income                                                 (0.369)      (0.349)      (0.328)     (0.449)      (0.505)
Return of capital                                                         --           --        0.018)         --           --
                                                                      ------       ------       ------      ------       ------
Total dividends and distributions                                     (0.369)      (0.349)      (0.346)     (0.449)      (0.505)
                                                                      ------       ------       ------      ------       ------

Net asset value, end of period                                        $8.270       $8.480       $8.620      $8.770       $8.600
                                                                      ======       ======       ======      ======       ======

Total return(1)                                                         1.91%        2.46%        2.27%       7.27%        8.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                              $26,070      $21,732      $16,667     $13,289       $7,116
Ratio of expenses to average net assets                                 0.67%        0.60%        0.60%       0.60%        0.74%
Ratio of expenses to average net assets prior to expense limitation
and
expenses paid indirectly                                                0.82%        0.83%        0.86%       0.90%        0.93%
Ratio of net investment income to average net assets                    3.47%        3.00%        2.72%       4.14%        5.07%
Ratio of net investment income to average net assets prior to expense
limitation and expenses paid indirectly                                 3.32%        2.77%        2.46%       3.84%        4.88%
Portfolio turnover                                                       259%         313%         483%        313%         386%
---------------------------------------------------------------------



(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividend and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager.

See accompanying notes

                        --------------------------------------------------------
                                           Delaware Limited-Term Government Fund
Notes                                      December 31, 2005
--------------------------------------------------------------------------------
       TO FINANCIAL STATEMENTS


Delaware Group Limited-Term Government Funds (the "Trust") is organized as a Delaware statutory trust and offers one fund: Delaware Limited-Term Government Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 2.75%. Class B shares are sold with a contingent deferred sales charge that declines from 2% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately 5 years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional shares are not subject to a sales charge and are offered for sales exclusively to a limited group of investors.

The investment objective of the Fund is to seek a high stable level of current income, while attempting to minimize fluctuations in principal and provide maximum liquidity.

Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset- backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.65% of average daily net assets of the Fund through April 30, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Effective May 19, 2005, the Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. Prior to May 19, 2005, the Fund paid DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net asset of Class R shares. DDLP has contracted to waive distribution and service fees through April 30, 2006 in order to prevent distribution and service fees of Class A shares from exceeding 0.15% of average daily net assets. Effective August 1, 2005, DDLP has contracted to limit distribution and service fees through April 30, 2006 for Class R shares to no more than 0.50% of average daily net assets. Institutional Class shares paid no distribution and service expenses.

                        --------------------------------------------------------
                                           Delaware Limited-Term Government Fund
Notes
--------------------------------------------------------------------------------
       TO FINANCIAL STATEMENTS (CONTINUED)


2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
At December 31, 2005, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                        $77,286
Dividend disbursing, transfer agent, accounting
        and administration fees and other
        expenses payable to DSC                                  56,196
Distribution fee payable to DDLP                                140,619
Other expenses payable to DMC and affiliates*                    43,005

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the year ended December 31, 2005, the Fund was charged $14,057 for internal legal services provided by DMC.

For the year ended December 31, 2005, DDLP earned $15,463 for commissions on sales of the Fund's Class A shares. For the year ended December 31, 2005, DDLP received gross contingent deferred sales charge commissions of $70, $44,312 and $6,340 on redemption of the Fund's Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Certain officers of DMC, DSC and DDLP are officers, and/or trustees of the Fund. These officers and trustees are paid no compensation by the Fund.

3. Investments
For the year ended December 31, 2005, the Fund made purchases of $298,887,863 and sales of $326,302,309 of long-term investment securities other than long-term U.S. government securities and short-term investments. For the year ended December 31, 2005, the Fund made purchases of $439,219,212 and sales of $447,513,979 of long-term U.S. government securities.

At December 31, 2005, the cost of investments for federal income tax purposes was $278,017,537. At December 31, 2005, the net unrealized depreciation was $4,152,489 of which $492,202 related to unrealized appreciation of investments and $4,644,691 related to unrealized depreciation of investments.

4. Dividend and Distribution Information.
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2005 and 2004 was as follows:

                                                            Year Ended
                                                     12/31/05        12/31/04
                                                     --------        --------
Ordinary income                                    $11,724,474      $ 12,753,609

As of December 31, 2005, the components of net assets on a tax basis were as follows:

Shares of beneficial interest                                       $294,710,865
Undistributed ordinary income                                              2,358
Post-October Losses                                                   (1,075,541)
Capital loss carryforwards                                           (19,618,627)
Unrealized depreciation of investments                                (4,152,489)
                                                                    ------------
Net assets                                                          $269,866,566
                                                                    ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, and tax treatment of market discount and premium on debt instruments and contingent payment debt instruments.

Post-October losses represent losses realized on investments from November 1, 2005 through December 31, 2005 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to expiration of capital loss carryforwards, tax treatment of market discounts and premiums on certain debt instruments and paydown gain (loss) on mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2005, the Fund recorded the following permanent reclassifications.

        Undistributed net investment income          $2,669,604
        Accumulated net realized gain (loss)          6,772,523
        Paid-in capital                              (9,442,127)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $9,442,127 expired in 2005. Remaining capital loss carryforwards expire as follows: $5,505,504 expires in 2007, $5,888,621 expires in 2008, $6,133,212 expires in 2012 and $2,091,290 expires in 2013.

5. Capital Shares
Transactions in capital shares were as follows:

                                             Year Ended
                                       12/31/05       12/31/04
Shares sold:
Class A                               4,103,629      4,891,801
Class B                                 376,467        492,221
Class C                                 358,771      1,147,265
Class R                                  65,299         74,227
Institutional Class                   1,146,686      1,506,248

Shares issued upon reinvestment
of dividends and distributions:
Class A                                 781,759        816,795
Class B                                  73,748         88,106
Class C                                 120,425        159,254
Class R                                   8,613          7,166
Institutional Class                     125,695        101,468
                                      ---------      ---------
                                      7,161,092      9,284,551
                                      ---------      ---------
Shares repurchased:
Class A                              (5,977,270)   (10,623,056)
Class B                              (1,297,042)    (1,711,432)
Class C                              (2,439,919)    (3,799,848)
Class R                                 (73,587)       (30,591)
Institutional Class                    (680,892)      (978,461)
                                    -----------    -----------
                                    (10,468,710)   (17,143,388)
                                    -----------    -----------
Net decrease                         (3,307,618)    (7,858,837)
                                      =========      =========

For the years ended December 31, 2005 and 2004, 123,282 Class B shares were converted to 123,282 Class A shares valued at $1,027,637 and 162,083 Class B shares were converted to 162,083 Class A shares valued at $1,390,225, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

                        --------------------------------------------------------
                                           Delaware Limited-Term Government Fund
Notes
--------------------------------------------------------------------------------
       TO FINANCIAL STATEMENTS (CONTINUED)



6. Line of Credit
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amount outstanding as of December 31, 2005, or at any time during the year.

7. Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker). Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The open futures are presented in the Statement of Net Assets.

8. Swap Agreements
During the year ended December 31, 2005, the Fund entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement. There were no swap agreements outstanding at December 31, 2005.

9. Credit and Market Risk
The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At December 31, 2005, no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

11. Tax Information (Unaudited)
For the fiscal year ended December 31, 2005, the Fund designates distributions paid during the year as follows:

                (A)                      (B)
              Long-Term                Ordinary
            Capital Gains               Income                 Total
            Distributions           Distributions*         Distributions
             (Tax Basis)             (Tax Basis)            (Tax Basis)
           -------------            --------------         -------------
                --                      100%                     100%

(A) and (B) are based on a percentage of the Fund's total distributions.

* For the fiscal year ended December 31, 2005, certain interest income paid by the Fund is determined to be Qualified Interest Income and may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004. The Fund has a Qualified Interest Income percentage of 94.9391% of ordinary income distribution, which results in $11,131,105 of Qualified Interest Income.

Report
       OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Trustees Delaware Group Limited-Term Government Funds - Delaware Limited-Term Government Fund

We have audited the accompanying statement of net assets of the Delaware Limited-Term Government Fund (the sole series of Delaware Group Limited-Term Government Funds) (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Limited-Term Government Fund of Delaware Group Limited-Term Government Funds at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                     /s/ Ernst & Young LLP



Philadelphia, Pennsylvania
February 10, 2006

Delaware Investments(R) Family of Funds
       BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.


                                                                                              Number of           Other
                                                                Principal                     Portfolios in Fund  Directorships
Name,                         Position(s)                       Occupation(s)                 Complex Overseen    Held by
Address                       Held with       Length of Time    During                        by Trustee          Trustee
and Birthdate                 Fund(s)         Served            Past 5 Years                  or Officer          or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Jude T. Driscoll(2)           Chairman,       5 Years -         Since August 2000,            87                  None
2005 Market Street            President,      Executive Officer Mr. Driscoll has served in
Philadelphia, PA              Chief Executive                   various executive capacities
19103                         Officer and     2 Years -         at different times at
                              Trustee         Trustee           Delaware Investments(1)
March 10, 1963
-----------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

Thomas L. Bennett             Trustee         Since             Private Investor -            87                  None
2005 Market Street                            March 23, 2005    (March 2004 - Present)
Philadelphia, PA
19103                                                           Investment Manager -
                                                                Morgan Stanley & Co.
October 4, 1947                                                 (January 1984 - March 2004)
-----------------------------------------------------------------------------------------------------------------------------------
John A. Fry                   Trustee         4 Years           President -                   87                  Director -
2005 Market Street                                              Franklin & Marshall College                       Community Health
Philadelphia, PA                                                (June 2002 - Present)                             Systems
19103
                                                                Executive Vice President -
May 28, 1960                                                    University of Pennsylvania
                                                                (April 1995 - June 2002)
-----------------------------------------------------------------------------------------------------------------------------------
Anthony D. Knerr              Trustee         12 Years          Founder/Managing Director -   87                  None
2005 Market Street                                              Anthony Knerr & Associates
Philadelphia, PA                                                (Strategic Consulting)
19103                                                           (1990 - Present)
December 7, 1938
-----------------------------------------------------------------------------------------------------------------------------------
Lucinda S. Landreth           Trustee         Since             Chief Investment Officer -    87                  None
2005 Market Street                            March 23, 2005    Assurant, Inc.
Philadelphia, PA                                                (Insurance)
19103                                                           (2002 - 2004)
June 24, 1947
-----------------------------------------------------------------------------------------------------------------------------------
Ann R. Leven                  Trustee         16 Years          Treasurer/Chief Fiscal        87                  Director and
                                                                       Officer -
2005 Market Street                                              National Gallery of Art                           Audit Committee
Philadelphia, PA                                                (1994 - 1999)                                     Chairperson - Andy
19103                                                                                                             Warhol Foundation
November 1, 1940                                                                                                  Director and Audit
                                                                                                                  Committee Member -
                                                                                                                  Systemax Inc.
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                              Number of           Other
                                                                  Principal                   Portfolios in Fund  Directorships
Name,                    Position(s)                              Occupation(s)               Complex Overseen    Held by
Address                  Held with             Length of Time     During                      by Trustee          Trustee
and Birthdate            Fund(s)               Served             Past 5 Years                or Officer          or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

Thomas F. Madison        Trustee               11 Years           President/Chief             87                  Director -
2005 Market Street                                                Executive Officer -                             Banner Health
Philadelphia, PA                                                  MLM Partners, Inc.
19103                                                             (Small Business Investing                       Director -
                                                                  and Consulting)                                 CenterPoint Energy
February 25, 1936                                                 (January 1993 - Present)
                                                                                                                  Director and Audit
                                                                                                                  Committee Member -
                                                                                                                  Digital River Inc.
                                                                                                                  Director and Audit
                                                                                                                  Committee Member -
                                                                                                                  Rimage
                                                                                                                  Corporation
                                                                                                                  Director - Valmont
                                                                                                                  Industries, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Janet L. Yeomans         Trustee               6 Years            Vice President              87                  None
2005 Market Street                                                (January 2003 - Present)
Philadelphia, PA                                                  and Treasurer
19103                                                             (January 2006 - Present)
                                                                  3M Corporation
July 31, 1948
                                                                  Ms. Yeomans
                                                                  has held
                                                                  various
                                                                  management
                                                                  positions at
                                                                  3M Corporation
                                                                  since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
J. Richard Zecher        Trustee               Since              Founder -                   87                  Director and Audit
2005 Market Street                             March 23, 2005     Investor Analytics                              Committee Member -
Philadelphia, PA                                                  (Risk Management)                               Investor Analytics
19103                                                             (May 1999 - Present)
                                                                                                                  Director and Audit
July 3, 1940                                                                                                      Committee Member -
                                                                                                                  Oxigene, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

OFFICERS

Michael P. Bishof        Senior                Chief Financial    Mr. Bishof has served in    87                   None(3)
2005 Market Street       Vice President        Officer since      various executive capacities
Philadelphia, PA         and                   February 17, 2005  at different times at
19103                    Chief Financial                          Delaware Investments.
                         Officer
August 18, 1962
------------------------------------------------------------------------------------------------------------------------------------
David F. Connor          Vice President,       Vice President     Mr. Connor has served as    87                   None(3)
                                               since              Vice President and Deputy
2005 Market Street       Deputy General        September 21, 2000 General Counsel of Delaware
Philadelphia, PA         Counsel and Secretary and Secretary      Investments since 2000.
19103                                          since
                                               October 25, 2005
December 2, 1963
------------------------------------------------------------------------------------------------------------------------------------
David P. O' Connor       Senior Vice           Senior Vice        Mr. O'Connor has served in  87                   None(3)
                                               President,         various executive and legal
2005 Market Street       President,            General Counsel    capacities at different
Philadelphia, PA         General Counsel       and Chief Legal    times at Delaware
                                               Officer since      Investments.
19103                    and Chief             October 25, 2005
                         Legal Officer
February 21, 1966
------------------------------------------------------------------------------------------------------------------------------------
John J. O'Connor         Senior Vice President Treasurer          Mr. O'Connor has served in  87                   None(3)
2005 Market Street       and Treasurer         since              various executive capacities
Philadelphia, PA                               February 17, 2005  at different times at
19103                                                             Delaware Investments.
June 16, 1957
------------------------------------------------------------------------------------------------------------------------------------

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.

(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.

(3) Mr. Bishof, Mr. Connor, Mr. David P. O'Connor and Mr. John J. O'Connor serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. John J. O'Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, which has the same investment advisor as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About
--------------------------------------------------------------------------------
      THE ORGANIZATION

This annual report is for the information of Delaware Limited-Term Government Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Limited-Term Government Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of                                  Affiliated Officers                        Contact Information
Trustees

Jude T. Driscoll                          Michael P. Bishof                          Investment Manager
Chairman                                  Senior Vice President and                  Delaware Management Company,
Delaware Investments(R) Family of Funds   Chief Financial Officer                    a Series of Delaware Management Business Trust
Philadelphia, PA                          Delaware Investments(R) Family of Funds    Philadelphia, PA
                                          Philadelphia, PA
Thomas L. Bennett                                                                    National Distributor
Private Investor                          David F. Connor                            Delaware Distributors, L.P.
Rosemont, PA                              Vice President, Deputy General Counsel     Philadelphia, PA
                                          and Secretary
John A. Fry                               Delaware Investments(R) Family of Funds    Shareholder Servicing, Dividend
President                                 Philadelphia, PA                           Disbursing and Transfer Agent
Franklin & Marshall College                                                          Delaware Service Company, Inc.
Lancaster, PA                             David P. O'Connor                          2005 Market Street
                                          Senior Vice President, General Counsel     Philadelphia, PA 19103-7094
Anthony D. Knerr Managing                 and Chief Legal Officer
Director                                  Delaware Investments(R) Family of Funds    For Shareholders
Anthony Knerr & Associates                Philadelphia, PA                           800 523-1918
New York, NY
                                          John J. O'Connor                           For Securities Dealers and Financial
Lucinda S. Landreth                       Senior Vice President and Treasurer        Institutions Representatives Only
Former Chief Investment Officer           Delaware Investments(R) Family of Funds    800 362-7500
Assurant, Inc.                            Philadelphia, PA
Philadelphia, PA                                                                     Web site
                                                                                     www.delawareinvestments.com
Ann R. Leven Former
Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC
                                                                                     Delaware Investments is the
Thomas F. Madison                                                                    marketing name for Delaware
President and Chief Executive Officer                                                Management Holdings, Inc. and its
MLM Partners, Inc.                                                                   subsidiaries.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

                      This page intentionally left blank.

                      This page intentionally left blank.

[LOGO] Delaware
       Investments
       -----------------------------------
       A member of Lincoln Financial Group



--------------------------------------------------------------------------------
Contact Information

Web Site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center
800 523-1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 7 p.m. Eastern
Time:

o    For fund information, literature, price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions and telephone exchanges.

Delaphone Service
800 362-FUND (800 362-3863)

o For convenient access to account information or current performance information on all Delaware Investments(R) Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

--------------------------------------------------------------------------------


(182)                                                         Printed in the USA
AR-022 [12/05] CGI 2/06                            ANN-Limited-Term      PO10751

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

e.   An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

         Thomas L. Bennett (1)
         Thomas F. Madison
         Janet L. Yeomans (1)
         J. Richard Zecher

Item 4. Principal Accountant Fees and Services

     (a)  Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $20,100 for the fiscal year ended December 31, 2005.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $26,030 for the fiscal year ended December 31, 2004.

     (b)  Audit-related fees.

     The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended December 31, 2005.

     The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the financial statements of the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $44,200 for the registrant's fiscal year ended December 31, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act and issuance of agreed upon procedures reports to the registrant's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass through of internal legal cost relating to the operations of the registrant.


-----------------------
(1) The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers. The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

     The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended December 31, 2004.

     The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the financial statements of the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $164,700 for the registrant's fiscal year ended December 31, 2004. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act, issuance of agreed upon procedures reports to the registrant's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass through of internal legal cost relating to the operations of the registrant; and preparation of report on controls Placed in Operation and Tests of Operating Effectiveness Relating to the Retirement Plan Services Division ("SAS 70 report")..

     (c)  Tax fees.

     The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant were $3,900 for the fiscal year ended December 31, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax return and review of annual excise distribution calculation.

     The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended December 31, 2005.

     The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant were $1,750 for the fiscal year ended December 31, 2004. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax return and review of annual excise distribution calculation.

     The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended December 31, 2004..

     (d)  All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended December 31, 2005.

     The aggregate fees, billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant's independent auditors to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended December 31, 2005.

         The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended December 31, 2004.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant's independent auditors to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended December 31, 2004.

     (e) The registrant's Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the "Pre-Approval Policy") with respect to services provided by the registrant's independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

---------------------------------------------------------------------------------------------------------------------------
Service                                                                                            Range of Fees
---------------------------------------------------------------------------------------------------------------------------
Audit Services
---------------------------------------------------------------------------------------------------------------------------
Statutory audits or financial audits for new Funds                                                 up to $25,000 per Fund
---------------------------------------------------------------------------------------------------------------------------
Services associated with SEC registration statements (e.g., Form N-1A, Form                        up to $10,000 per Fund
N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters
---------------------------------------------------------------------------------------------------------------------------
Consultations by Fund management as to the accounting or disclosure treatment of                   up to $25,000 in the
transactions or events and/or the actual or potential impact of final or proposed                  aggregate
rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC  rules, some consultations may be considered "audit-related services" rather than "audit services")
---------------------------------------------------------------------------------------------------------------------------
Audit-Related Services
---------------------------------------------------------------------------------------------------------------------------
Consultations by Fund management as to the accounting or disclosure treatment of                   up to $25,000 in the
transactions or events and /or the actual or potential impact of final or proposed                 aggregate
rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered "audit services" rather than "audit-related services")
---------------------------------------------------------------------------------------------------------------------------
Tax Services
---------------------------------------------------------------------------------------------------------------------------
U.S. federal, state and local and international tax planning and advice (e.g., consulting on
statutory, regulatory or administrative developments, evaluation of Funds' tax compliance          up to $25,000 in the
function, etc.)                                                                                    aggregate
---------------------------------------------------------------------------------------------------------------------------
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)             up to $5,000 per Fund
---------------------------------------------------------------------------------------------------------------------------
Review of federal, state, local and international income, franchise and other tax returns          up to $5,000 per Fund
---------------------------------------------------------------------------------------------------------------------------

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant's investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the "Control Affiliates") up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

---------------------------------------------------------------------------------------------------------------------------
Service                                                                                             Range of Fees
---------------------------------------------------------------------------------------------------------------------------
Non-Audit Services
---------------------------------------------------------------------------------------------------------------------------
Services associated with periodic reports and other documents filed with the SEC                    up to $10,000 in the
and assistance in responding to SEC comment letters                                                 aggregate
---------------------------------------------------------------------------------------------------------------------------

     The Pre-Approval Policy requires the registrant's independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f)  Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $209,460 and $364,209 for the registrant's fiscal years ended December 31, 2005 and December 31, 2004, respectively.

     (h) In connection with its selection of the independent auditors, the registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the registrant's investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE LIMITED-TERM GOVERNMENT FUNDS


         Jude T. Driscoll
------------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    February 28, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
------------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    February 28, 2006


         Michael P. Bishof
------------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    February 28, 2006